ROYALTY AND STREAM TRANSACTIONS - During the Year Ended December 31, 2019 (Details) $ in Millions	1 Months Ended
	Dec. 31, 2019 USD ($) item shares	Aug. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Kinross Portfolio Acquisition
Royal And Stream Transactions [Line Items]
Number of common shares issued | shares	11,228,674
Royalty portfolio consideration paid in cash	$ 25.0
Number of royalties acquired | item	24
Proceeds from royalties	$ 12.0
Fair value of portfolio acquired	$ 74.0
Kinross Portfolio Acquisition | Minimum | Discount rate
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate	5
Kinross Portfolio Acquisition | Maximum | Discount rate
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate	10
Hope Bay mine
Royal And Stream Transactions [Line Items]
Royalty portfolio consideration paid in cash		$ 40.0
Percentage of royalty acquired		1.50%
Percentage of royalty owned		2.50%
Percentage of royalty to be received until certain conditions with respect to the Additional Royalty are satisfied		0.25%
Cash payment for buy back of royalty in the event of a change of control transaction of TMAC that is announced prior to June 30, 2021		$ 50.0
El Mochito Stream
Royal And Stream Transactions [Line Items]
Stream consideration paid in cash			$ 7.5
Percentage of stream acquired			22.5
Reduced stream percentage if certain production milestones are met			20
Ongoing cash payments as a percentage of spot price of silver for each ounce delivered			25.00%